SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2011	May 31, 2009	Aug. 31, 2007	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 05, 2014 Subsequent Event [Member]	Feb. 05, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Feb. 05, 2014 Subsequent Event [Member] Board Of Directors [Member]
Subsequent Event [Line Items]
American Depository Shares Public Offering							1,533,333
American Depository Shares Issue Price							$ 6.00
American Depository Underwriters Exercise							200,000
Debt Issuance Cost							$ 1,100
Stock Options Exercise Price								$ 0.75	$ 0.75
Options Contractual Term							10 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	152,000	30,000	20,475	2,988	1,570,000	410,000		300,000	275,000
American Depository Shares Issued							10
Stock Issuance Cost							$ 9,200